Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Other Assets

	December 31	December 31
	2019	2018
	$	$
Financial assets
Investments held for self-insured liabilities	153.0	144.2
Holdbacks on long-term contracts	33.9	28.7
Other	12.6	7.3
Non-financial assets	16.9	18.5

	216.4	198.7
Less current portion - financial	11.6	18.1
Less current portion - non-financial	6.5	5.1
Long-term portion	198.3	175.5

Disclosure of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31 2019 $		December 31 2018 $
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost

Bonds	102.8	103.4	103.0	103.8
Equity securities	50.2	46.1	41.2	45.0

Total	153.0	149.5	144.2	148.8

Disclosure of the Bond Portfolio Stated at Fair Value
The bonds bear interest at rates ranging from 0.75% to 5.00% per annum (2018 – 0.75% to 5.15%). The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31	December 31
	2019	2018
	$	$

Within one year	9.5	14.0
After one year but not more than five years	79.9	85.2
More than five years	13.4	3.8
Total	102.8	103.0